CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 5,636,638	$ 521,660
Other receivables	10,523	6,482
Prepaid expenses	335,485	227,163
Deposits - related party	0	195,000
Total current assets	5,982,646	950,305
Property and equipment, net	2,963,625	3,378,487
Mineral properties	32,128,133	31,948,053
Restricted investments held for reclamation bonds	1,186,681	1,193,567
Reclamation bonds	40,000	40,000
Deposits	2,200	2,200
Total non-current assets	36,320,639	36,562,307
Total assets	42,303,285	37,512,612
Current liabilities
Accounts payable	97,568	81,408
Accounts payable - related party	48,651	42,181
Accrued payroll and related taxes	67,166	67,675
Due to related party	23,290	23,290
Total current liabilities	236,675	214,554
Long-term liabilities
Accrued reclamation and remediation costs	672,338	572,338
Deferred income taxes	616,695	2,825,752
Total long-term liabilities	1,289,033	3,398,090
Total liabilities	1,525,708	3,612,644
Commitments and contingencies	0	0
Stockholders' equity
Common stock, $0.001 par value; 400,000,000 shares authorized, 146,059,542 and 127,452,461 shares, respectively, issued and outstanding	146,058	127,452
Additional paid-in capital	63,269,641	52,233,054
Accumulated other comprehensive income	20,356	25,173
Accumulated deficit during exploration stage	(22,658,478)	(18,485,711)
Total stockholders' equity	40,777,577	33,899,968
Total liabilities and stockholders' equity	$ 42,303,285	$ 37,512,612